Intangible Assets, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net
Amortization of intangible assets	¥ 138	$ 19	¥ 139	¥ 186
Amortization expenses related to intangible assets	129
Amortization expenses related to intangible assets	75
Impairment for intangible assets	¥ 0		¥ 0	¥ 717